Investments - Teekay Offshore Acquisition of ALP Maritime Services B.V. - Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended		1 Months Ended
	May 02, 2013	Mar. 14, 2014	Mar. 14, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Goodwill				$ 168,571	$ 166,539	$ 166,539
LIABILITIES
Other long-term liabilities				149,998	139,676
Teekay Offshore [Member]
LIABILITIES
Cash consideration	253,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
ASSETS
Cash and cash equivalents		294	294
Other current assets		404	404
Advances on newbuilding contracts		164	164
Other assets - long-term		395	395
Goodwill		2,032	2,032
Total assets acquired		3,289	3,289
LIABILITIES
Current liabilities		387	387
Other long-term liabilities		286	286
Total liabilities assumed		673	673
Net assets acquired		2,616	2,616
Cash consideration		$ 2,616	$ 2,616